Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Net premiums earned	$ 44,368.7	$ 39,261.6	$ 36,192.4
Investment income	860.9	936.6	1,042.0
Net realized gains (losses) on securities:
Net realized gains (losses) on security sales	614.3	914.7	334.6
Net holding period gains (losses) on securities	899.9	715.3	757.9
Net impairment losses recognized in earnings	(5.0)	0.0	(63.3)
Total net realized gains (losses) on securities	1,509.2	1,630.0	1,029.2
Fees and other revenues	691.8	603.5	563.7
Service revenues	271.4	226.4	195.0
Total revenues	47,702.0	42,658.1	39,022.3
Expenses
Losses and loss adjustment expenses	33,627.6	25,121.8	25,470.5
Policy acquisition costs	3,712.8	3,273.2	3,023.2
Other underwriting expenses	5,654.7	5,570.0	4,975.1
Policyholder credit expense	0.0	1,077.4	0.0
Investment expenses	25.5	20.0	24.6
Service expenses	252.8	205.5	178.9
Interest expense	218.6	217.0	189.7
Total expenses	43,492.0	35,484.9	33,862.0
Net Income
Income before income taxes	4,210.0	7,173.2	5,160.3
Provision for income taxes	859.1	1,468.6	1,180.3
Net income	3,350.9	5,704.6	3,980.0
Net income attributable to noncontrolling interest (NCI)	0.0	0.0	(9.7)
Net income attributable to Progressive	3,350.9	5,704.6	3,970.3
Changes in:
Total net unrealized gains (losses) on fixed-maturity securities	(891.1)	586.5	466.4
Net unrealized losses on forecasted transactions	0.7	0.8	0.8
Foreign currency translation adjustment	(0.6)	0.0	0.0
Other comprehensive income (loss)	(891.0)	587.3	467.2
Other comprehensive (income) loss attributable to NCI	0.0	0.0	(4.6)
Comprehensive income attributable to Progressive	2,459.9	6,291.9	4,432.9
Computation of Earnings Per Common Share
Net income attributable to Progressive	3,350.9	5,704.6	3,970.3
Less: Preferred share dividends	26.9	26.9	26.9
Net income available to common shareholders	$ 3,324.0	$ 5,677.7	$ 3,943.4
Average common shares outstanding - Basic	584.5	584.9	583.8
Net effect of dilutive stock-based compensation	2.6	2.7	3.4
Total average equivalent common shares - Diluted	587.1	587.6	587.2
Basic: Earnings per share (usd per share)	$ 5.69	$ 9.71	$ 6.75
Diluted: Earnings per share (usd per share)	$ 5.66	$ 9.66	$ 6.72